GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure
 GOODWILL AND OTHER INTANGIBLES

Goodwill
Goodwill for the years ended December 31, 2014, 2013 and 2012 is summarized as follows:

	Years Ended December 31,
	2014	2013	2012
	(In Thousands)
Balance at beginning of year	$11,213	$3,451	$4,094
Acquisition of Newport	498	7,762	—
Disposal of SI Trust Servicing	—	—	(643)
Balance at end of year	$11,711	$11,213	$3,451

At December 31, 2014, the Company’s goodwill related to the acquisition of Newport in 2013 and two branch locations acquired in 2008.  During 2012, the Company sold its SI Trust Servicing operations and, in connection with the sale, disposed of the associated goodwill. Annually, or more frequently if events or changes in circumstances warrant such evaluation, the Company evaluates its goodwill for impairment.  During 2014, the Company recorded an adjustment upon finalization of the fair value of the core deposit intangible related to the Newport acquisition which resulted in an increase in goodwill. No goodwill impairment was recorded for the years ended December 31, 2014, 2013 and 2012.

Core Deposit Intangible
In connection with the assumption of $288.4 million of deposit liabilities from the Newport acquisition in September 2013, of which $216.2 million were core deposits, the Bank recorded a core deposit intangible of $7.8 million. The resulting core deposit intangible is amortized over thirteen years using the straight-line method. The Company's core deposit intangible is summarized as follows:

	Years Ended December 31,
	2014	2013
	(In Thousands)
Balance at beginning of year	$8,353	$8,573
Purchase fair value adjustment	(754)	—
Amortization	(613)	(220)
Balance at end of year	$6,986	$8,353

Amortization expense was $613,000, $220,000 and $11,000 for the years ended December 31, 2014, 2013 and 2012, respectively. At December 31, 2014, future amortization of the core deposit intangible totals $599,000 for each of the next five years and $4.0 million thereafter.